Accounts Receivable, Net - Schedule of Allowance for Doubtful Accounts (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Receivables [Abstract]
Balance at beginning of year
Addition	(3,785,151)
Written off
Balance at end of year	$ (3,785,151)